Earnings Per Share - Reconciliation of Numerators and Denominators Used in Computations of Basic and Diluted Earnings Per Share (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Income (loss) from continuing operations	$ 39,019	$ 3,071	$ 33,008	$ (104,224)	$ (90,455)	$ (621,726)	$ (79,294)
Net income (loss) attributable to noncontrolling interests	720	714	2,168	2,135	2,863	(59,317)	(36,681)
Preferred stock dividends		9,242	11,381	27,219	36,704	34,583	32,579
Net income (loss) from continuing operations available to common shareholders, basic and diluted	$ 38,299	$ (6,885)	$ 19,459	$ (133,578)	$ (130,022)	$ (596,992)	$ (75,192)
Denominator:
Basic and diluted weighted-average number of shares outstanding					178,125	177,206	176,703
Basic weighted-average common shares outstanding	264,768	178,140	229,405	178,051
Dilutive effect of stock awards	8,562		8,589
Diluted weighted-average common shares outstanding	273,330	178,140	237,994	178,051
Basic earnings per share	$ 0.14	$ (0.04)	$ 0.08	$ (0.75)
Basic and diluted loss per share from continuing operations available to common shareholders					$ (0.73)	$ (3.37)	$ (0.43)
Diluted earnings per share	$ 0.14	$ (0.04)	$ 0.08	$ (0.75)